Property, Plant and Equipment - Estimated Service Lives of Property, Plant and Equipment - Asset Used by The Company (Detail) - Assets Used by the Company [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Land improvements [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P10Y	P10Y
Land improvements [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P30Y	P30Y
Main buildings [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P20Y	P20Y
Main buildings [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P60Y	P60Y
Other building facilities [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P3Y	P3Y
Other building facilities [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P15Y	P15Y
Computer equipment [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P1Y	P1Y
Computer equipment [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P8Y	P8Y
Telecommunication circuits [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P2Y	P2Y
Telecommunication circuits [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P30Y	P30Y
Telecommunication machinery and antennas equipment [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P2Y	P2Y
Telecommunication machinery and antennas equipment [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P30Y	P30Y
Transportation equipment [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P3Y	P3Y
Transportation equipment [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P10Y	P10Y
Leasehold improvements [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P1Y	P1Y
Leasehold improvements [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P9Y	P9Y
Mechanical and air conditioner equipment [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P3Y	P3Y
Mechanical and air conditioner equipment [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P16Y	P16Y
Others [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P1Y	P1Y
Others [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated service lives	P15Y	P15Y